Revenue from Contracts with Customers - Estimate at Completion Adjustments (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in Accounting Estimate [Line Items]
Total revenues	$ 612	$ 681	$ 2,879	$ 2,778	$ 2,714
Contracts Accounted for under Percentage of Completion
Change in Accounting Estimate [Line Items]
Total revenues	$ (1)	$ (1)	$ (34)	$ (77)	$ (55)
Total % of Revenue	0.00%	0.00%	1.00%	3.00%	2.00%